Average Annual Total Returns - FidelityLow-PricedStockFund-RetailPRO - FidelityLow-PricedStockFund-RetailPRO - Fidelity Low-Priced Stock Fund	Sep. 28, 2024
Fidelity Low-Priced Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.35%
Past 5 years	13.00%
Past 10 years	8.74%
Fidelity Low-Priced Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.74%
Past 5 years	9.91%
Past 10 years	6.34%
Fidelity Low-Priced Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.32%
Past 5 years	9.93%
Past 10 years	6.57%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%